PETER D. LOWENSTEIN
ATTORNEY AT LAW
496 VALLEY ROAD
COS COB, CONNECTICUT  06807
212-907-1850

October 5, 2012

VIA ELECTRONIC TRANSMISSION
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Securities and Exchange Commission
Washington, D.C.  20549

    Re: Value Line Aggressive Income Trust (the “Fund”)
         File Nos. 33-01575 and 811-04471
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Dear Sir/Madam:

Enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, is Post-Effective Amendment No.31 to the Fund's Registration Statement.

The Amendment is being filed to reflect a change in the Fund’s principal investment strategies.

Please let me know if I can provide any further information.

Very truly yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein